Note 18 - Financial Instruments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Non Marketable Equity Securities [Member]
Note 18 - Financial Instruments (Details) [Line Items]
Fair Value, Estimate Not Practicable, Investments	¥ 853,629	¥ 1,379,623
Investments In Funds [Member]
Note 18 - Financial Instruments (Details) [Line Items]
Fair Value, Estimate Not Practicable, Investments	¥ 1,492,596	¥ 1,225,183